S000082202 [Member] Investment Risks - iShares LifePath Target Date 2040 ETF	Jul. 31, 2025
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. Common stock is subordinated to preferred securities and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.

Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Allocation Risk. The Fund’s ability to achieve its investment objective depends, in part, on BFA's ability to develop a model that accurately assesses the appropriate asset class allocation for the Fund and selects the best mix of Underlying Funds and other assets. There is no guarantee that these allocation techniques and decisions will produce the desired results for the Fund. There is a risk that the evaluations and assumptions about asset classes or Underlying Funds, which are used as inputs in the model, may be incorrect. This could cause the Fund to be invested, under-invested or not invested in one or more asset classes or Underlying Funds at an inopportune time, which could adversely affect the Fund’s performance.

Investment in Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment in Underlying Fund Risk. The Fund invests in the Underlying Funds, so the Fund’s investment performance and risks are likely to be directly related to those of the Underlying Funds. The Fund’s NAV will change with changes in the value of the Underlying Funds and other assets that the Fund holds. The shares of an Underlying Fund may trade at a premium or discount to the Underlying Fund’s NAV. Investors in the Fund will indirectly bear the expenses charged by the Underlying Funds, and an investment in the Fund may entail more expenses than a direct investment in the Underlying Funds.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Retirement Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Retirement Income Risk. The 2040 Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The 2040 Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the 2040 Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Selection Risk. Selection risk is the risk that the securities selected by the 2040 Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Affiliated Fund Risk. In managing the Fund, BFA has the ability to select Underlying Funds and substitute Underlying Funds with other exchange-traded funds (“ETFs”) that it believes will achieve the Fund’s investment objective. BFA may be subject to conflicts of interest in selecting Underlying Funds and substituting Underlying Funds with other ETFs because the fees paid to BFA by some Underlying Funds and other ETFs managed by BFA may be higher than the fees paid by other Underlying Funds. Additionally, an Underlying Fund may benefit from being selected in terms of enhanced liquidity and accumulation of assets. If an Underlying Fund or other ETF holds interests in an affiliated fund in excess of a certain amount, the Fund may be prohibited from purchasing shares of that Underlying Fund or other ETF.

Asset Class Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Class Risk. The securities and other assets in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, an index, or other asset classes.

Assets Under Management AUM Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined below in Authorized Participant Concentration Risk), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or repay the security before its stated maturity, and the Fund or an Underlying Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security may be unable or unwilling, or may be perceived as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. The credit rating assigned to a security or its issuer does not necessarily reflect the issuer’s current financial condition or an investment’s volatility or liquidity. An actual or perceived decline in an issuer’s creditworthiness may result in a decrease in the value and liquidity of its securities as well as greater price volatility, which may make it difficult to sell the securities. The Fund may be adversely affected if an investment that it holds experiences a downgrade or a default.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s or an Underlying Fund's investments.

Infrastructure Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Infrastructure Companies Risk. Companies involved in infrastructure or infrastructure-related industries may be adversely affected by supply chain and distribution disruptions, business interruptions, third-party vendor risks, shifts in public and private capital spending levels, regulations, cyber or other attacks, volatility in commodity prices and currencies, trade disputes, scarcity of materials or parts, excess capacity, and liability claims, among other things. The performance of such companies also may be affected by technological developments, extreme weather or other catastrophic events, labor relations, government spending policies, and changes in domestic and international economies.

Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Income Risk. The Fund’s income may decline due to falling interest rates or other factors. This can occur because the Fund may be required to invest in lower-yielding bonds when a bond in the Fund’s portfolio matures, is near maturity, is called or is prepaid or when the Fund otherwise needs to purchase additional bonds.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques, models and/or risk analyses applied by BFA will not produce the desired results. The securities or other assets selected by BFA may result in returns that are inconsistent with the Fund’s investment objective, and the Fund may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may adversely affect the ability of the Fund to achieve its investment objective.

Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

National Closed Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.

Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.

Operational and Technology Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Operational and Technology Risks. The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Prepayment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

Reinvestment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Reinvestment Risk. The Fund  or an Underlying Fund may invest a portion of its assets in short-term fixed-income instruments and, as a result, may be adversely affected if interest rates fall because they may have to invest in lower-yielding bonds as bonds mature.

Risk of Investing in China [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in China. Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, are subject to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. Despite economic and market reforms in recent decades, the Chinese government’s control over certain sectors and enterprises and significant regulation of investment and industry are still pervasive. Chinese companies are subject to the risk that Chinese authorities can intervene in their operations and structure. Chinese markets generally continue to experience inefficiency, a lack of publicly available information and/or political and social instability and may be subject to volatility and pricing anomalies resulting from governmental influence. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may disrupt China’s economy and markets and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher inflation.
China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, export controls, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers in which the Fund invests. Incidents involving China’s or the region’s security may adversely affect the Chinese economy and markets and the Fund’s investments.
The Chinese economy is highly reliant on trade. A reduction in spending on Chinese products and services, supply chain diversification, the institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Chinese companies, including those listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, or for other reasons, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.
Many Chinese companies listed on U.S. exchanges use variable interest entities or “VIEs” in their structure as a result of foreign ownership restrictions. Any change in the operations of entities in a VIE structure, the status of VIE contractual arrangements or the legal or regulatory environment in China could result in significant, and possibly permanent and/or total, losses for investments in VIE issuers. The Fund does not select investments based on investor protection considerations.

Risk of Investing in the China Bond Market [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the China Bond Market. The Fund invests directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the Bond Connect trading channel. All bonds traded through Bond Connect are registered in the name of the PRC’s Central Moneymarkets Unit (“CMU”), which holds such bonds as a nominee owner. The precise nature and rights of the Fund as the beneficial owner of bonds traded in the China Interbank Bond Market through CMU as nominee are relatively new and untested areas of PRC law, and the exact nature of the Fund’s remedies and methods of enforcement of its rights and interests under PRC law are uncertain.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds in the China Interbank Bond Market may result in the prices of certain bonds fluctuating significantly. Also, the systems used to trade through Bond Connect may not function as expected. Trading through Bond Connect is also subject to regulatory risks, including laws and regulations that are subject to change. There can be no assurance that Bond Connect or its features or systems will not be materially altered, suspended, discontinued or abolished. The Fund may be subject to additional taxation if certain tax exemptions under PRC tax regulations are withdrawn or amended. Any taxes arising from or to the Fund may be directly borne by, or indirectly passed on to, the Fund, which may substantially impact its NAV. Investing through Bond Connect subjects the Fund to currency risk, to the extent that currency rates used for Bond Connect are different than the rates used in the China Interbank Bond Market.

Risk of Investing in Developed Countries [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Developed Countries. The Fund’s and the Underlying Fund's investment in  developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s or an Underlying Fund's investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in Russia [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Russia. Investing in Russian securities involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund’s ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments, including the U.S., the U.K., the E.U., and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, and jurisdictions may also institute broader sanctions on Russia. Russia has issued a number of countersanctions, some of which restrict the distribution of profits by limited liability companies (e.g., dividends), and prohibit Russian persons from entering into transactions with designated persons from “unfriendly states” as well as the export of raw materials or other products from Russia to certain sanctioned persons.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian companies in which the Fund invests. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors globally. Russian companies may be unable to pay dividends and, if they pay dividends, the Fund may be unable to receive them. As a result of sanctions, the Fund is currently restricted from trading in Russian securities, including those in its portfolio, and the underlying indexes of the Underlying Funds have removed Russian securities. It is unknown when, or if, sanctions may be lifted or the Fund’s ability to trade in Russian securities will resume.

Risk of Investing in Saudi Arabia [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Saudi Arabia. Investing in Saudi Arabian issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to Saudi Arabia. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in the securities of Saudi Arabian issuers involve risks not typically associated with investments in securities of issuers in more developed countries, which may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, the expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Instability in the Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.
The ability of foreign investors to invest in the securities of Saudi Arabian companies could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership of such securities. There are a number of ways to conduct transactions in equity securities in the Saudi Arabian market. The Fund generally expects to transact in a manner so that it is not limited by Saudi Arabian regulations to a single broker. However, there may be a limited number of brokers who can provide services to the Fund, which may have an adverse impact on the prices, quantity or timing of Fund transactions.

Risk of Investing in the U S [Member]
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in the U.S. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund’s performance near its inception date may not represent how the Fund will perform in the future or with a larger asset base. In addition, the Fund may face the risk of being delisted if it does not meet certain requirements set by the listing exchange. Any resulting liquidation of the Fund could lead to elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. Because the Fund is expected to invest in the Underlying Funds, the Fund’s realized losses on sales of shares of an Underlying Fund may be indefinitely or permanently deferred as “wash sales.” Distributions of short-term capital gains by an Underlying Fund will be recognized as ordinary income by the Fund and would not be offset by the Fund’s capital loss carryforwards, if any. Capital loss carryforwards of an Underlying Fund, if any, would not offset net capital gains of the Fund.

Technology Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Technology Companies Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.

Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.